Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Loans and borrowings
Schedule of loans and borrowings

	As of December 31,
in 000€	2024	2023	2022
K€50,000 KBC credit facility	—	—	—
K€35,000 EIB bank loan	15,833	21,667	27,500
K€28,000 acquisition bank loan	—	10,000	12,559
K€17,700 secured bank loans	13,348	14,904	16,165
K€12,300 bank loans ACTech	1,230	3,546	5,860
K€5,000 other facility loan	1,094	1,496	1,881
Bank investment loans - top 20 outstanding	2,023	4,778	8,828
Bank investment loans - other	—	—	606
Lease liabilities	7,726	7,943	7,485
Related party loan	30	64	96
Total loans and borrowings	41,284	64,398	80,980
Current	12,997	25,483	19,960
Non-Current	28,287	38,915	61,020

Schedule of changes of liabilities for financing activities

	For the year ended December 31
in 000€	2024	2023	2022
At January 1,	64,398	80,980	99,107
Repayment of loans & borrowings	(23,267)	(16,723)	(17,708)
New leases	3,137	3,919	2,871
Repayment of leases	(3,122)	(3,549)	(3,379)
Loans acquired from business combination	—	—	100
Net foreign exchange movements	138	(229)	(11)
At December 31,	41,284	64,398	80,980